Related party transactions (Summary of Related Party Outstanding Balances) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Miscellaneous	$ 99,049	$ 98,291
Axionlog Distribution B.V.
Related Party Transaction [Line Items]
Accounts and notes receivable	860	1,097
Other receivables	1,676	979
Miscellaneous	2,963	3,126
Accounts payable	$ (14,984)	$ (11,727)